Stock-Based Compensation (Details) - Schedule of stock option activity $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Schedule of stock option activity [Abstract]
Number of Shares, Outstanding , Beginning | shares	11,350,934
Weighted Average Exercise Price Per Share, Outstanding , Beginning | $ / shares	$ 3.92
Number of Shares, Granted | shares	10,271,113
Weighted Average Exercise Price Per Share, Granted | $ / shares	$ 7.49
Number of Shares, Exercised | shares	(1,311,307)
Weighted Average Exercise Price Per Share, Exercised | $ / shares	$ 3.05
Number of Shares,, Forfeited | shares	(453,551)
Average Exercise Price Per Share, Forfeited | $ / shares	$ 4.54
Number of Shares Expired | shares	(154,344)
Weighted Average Exercise Price Per Share, Expired | $ / shares	$ 2.26
Number of Shares, Outstanding , Ending | shares	19,702,845
Weighted Average Exercise Price Per Share Outstanding , Ending | $ / shares	$ 5.83
Weighted Average Remaining Contractual Life (in years), Outstanding , Ending	8 years 3 months 21 days
Aggregate Intrinsic Value, Outstanding , Ending | $	$ 115,314
Number of Shares, Exercisable | shares	7,554,433
Weighted Average Exercise Price Per Share, Exercisable | $ / shares	$ 3.88
Weighted Average Remaining Contractual Life (in years), Exercisable	6 years 9 months 7 days
Aggregate Intrinsic Value, Exercisable | $	$ 58,655
Number of Shares, Vested and expected to vest | shares	17,144,896
Weighted Average Exercise Price Per Share, Vested and expected to vest | $ / shares	$ 5.67
Weighted Average Remaining Contractual Life (in years) ,	8 years 2 months 1 day
Aggregate Intrinsic Value, Vested and expected to vest | $	$ 103,148